Short Term Notes Payable - Schedule of Short Term Notes Payable (Details) (10-K) (Parenthetical) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 10, 2018	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Debt converted into shares		68,093	9,664	8,926
New Convertible Notes Payable [Member]
Debt principal and accrued interest			$ 25,000
Recognized as income from discontinued operation			18,776
Common Stock [Member]
Debt principal and accrued interest			$ 132,234
Debt converted into shares			276,205
Common Stock [Member]
Debt principal and accrued interest			$ 3,000
Debt converted into shares			12,000
Judgement Settlement Agreement [Member]
Debt payments per month	$ 15,000
Debt final payments	$ 195,000	$ 195,000
Debt payment terms description	Under the terms of the Judgment Settlement Agreement, the Company was required to pay $15,000 per month from January 15, 2019 through and including February 15, 2020, with a final payment of $195,000 due and payable in March of 2020. The Company made all required payments with the exception of the final payment of $195,000 which was due and payable in March of 2020.
Default amount includes principal and interest			$ 570,660